Federated Investors
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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May 31, 2001

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A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. This Fund is available only to federally insured depository institutions including:

  banks;
  savings associations; and
  credit unions.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

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What are the Principal Securities in Which the Fund Invests? 5

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What are the Specific Risks of Investing in the Fund? 7

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What Do Shares Cost? 7

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How is the Fund Sold? 8

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How to Purchase Shares 8

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How to Redeem Shares 10

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Account and Share Information 12

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Who Manages the Fund? 13

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Financial Information 14

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Independent Auditors' Report 24

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund also makes loans of federal funds to federally insured depository institutions. By operating policy, the Fund limits depository institutions receiving the loans to those the Adviser deems to be adequately capitalized with a short term rating of Prime-1 by Moody's Investors Services. Ordinarily, the Fund has a dollar-weighted average maturity between one and seven days.

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The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks, federal savings associations and federal credit unions. In addition, the Fund seeks to qualify as a liquid investment under the rules of the Office of Thrift Supervision.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the three-month period from January 1, 2001 to March 31, 2001 was 1.36%.

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Within the period shown in the chart, the Fund's highest quarterly return was 1.63% (quarter ended September 30, 2000). Its lowest quarterly return was 0.74% (quarter ended June 30, 1993).

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Average Annual Total Return Table

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The following table represents the Fund's Shares Average Annual Total Returns for the calendar periods ended December 31, 2000.

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Calendar Period	Fund
1 Year	6.33%
5 Years	5.54%
10 Years	5.04%

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The Fund's 7-Day Net Yield as of December 31, 2000 was 6.35%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

LIQUID CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.79%

1 As a result of contractual obligations and voluntary waivers, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended March 31, 2001.

Total Waivers of Fund Expenses (contractual and voluntary)	0.63%
Total Actual Annual Fund Operating Expenses (after waivers)	0.16%

2 Under the investment adviser contract, the adviser will waive to the extent of its management fee, the amount, if any, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of its average daily net assets. Pursuant to the investment adviser contract, the adviser waived 0.08% of its management fee for the fiscal year ended March 31, 2001. In addition, the adviser voluntarily waived 0.30% of its management fee. The adviser may terminate this voluntary waiver at any time at its sole discretion. The management fee paid by the Fund (after the contractual and voluntary waiver) was 0.02% for the fiscal year ended March 31, 2001.

3 Although not contractually obligated to do so, the Fund voluntarily elected not to accrue or charge its shareholder services fee during the fiscal year ended March 31, 2001. The Fund has no present intention of paying or accruing the shareholder services fee for the fiscal year ending March 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based upon the contractually imposed expense limitation of 0.45% plus interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Calendar Period	Fund
1 Year	$ 47

3 Years	$148

5 Years	$258

10 Years	$579

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund also makes loans of federal funds to federally insured depository institutions. By operating policy, the Fund limits depository institutions receiving the loans to those the Adviser deems to be adequately capitalized with a short-term rating of Prime-1 by Moody's Investors Services. The Fund has a dollar-weighted average maturity of 90 days or less; ordinarily, the Fund will have a dollar-weighted average maturity between one and seven days.

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The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks, federal savings associations and federal credit unions. In addition, the Fund seeks to qualify as a liquid investment under the rules of the Office of Thrift Supervision.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

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The following describes the types of fixed income securities in which the Fund may invest:

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

SPECIAL TRANSACTIONS

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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Repurchase agreements are subject to credit risks.

Loans of Federal Funds

Loans of federal funds are unsecured loans of money held in the Federal Reserve System to federally insured depository institutions. Typically, the term of these loans is one day. Loans of federal funds are subject to credit risk.

INVESTMENT RATINGS

Prime-1--Depository institutions (or related supporting institutions) receiving Prime-1 commercial paper ratings by Moody's Investors Services have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

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  Leading market positions in well-established industries;
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  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 2:00 p.m. and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to federally insured depository institutions, including banks, savings associations and credit unions directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

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If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

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  fund name and share class, account number and account registration;
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  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

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  your redemption will be sent to an address other than the address of record; or
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  your redemption will be sent to an address of record that was changed within the last 30 days.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its Shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 24.

Year Ended March 31	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.06	0.05	0.05	0.06	0.05
Less Distributions:
Distributions from net investment income	(0.06)	(0.05)	(0.05)	(0.06)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	6.30%	5.25%	5.25%	5.59%	5.35%

Ratios to Average Net Assets:

Expenses	0.16%	0.16%	0.15%	0.15%	0.15%

Net investment income	6.16%	5.11%	5.19%	5.48%	5.27%

Expense waiver/reimbursement[2]	0.30%	0.30%	0.30%	0.30%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$403,579	$225,250	$441,168	$508,795	$489,363

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

March 31, 2001

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.1%[1]
$15,000,000		ABN AMRO, Inc., 5.280%, dated 3/30/2001, due 4/2/2001	$15,000,000
15,000,000		Banc One Capital Markets, Inc., 5.380%, dated 3/30/2001, due 4/2/2001	15,000,000
59,029,000		Barclays Capital, Inc., 5.280%, dated 3/30/2001, due 4/2/2001	59,029,000
15,000,000		Barclays Capital, Inc., 5.380%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Bear, Stearns and Co., 5.380%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		CIBC Wood Gundy Securities Corp., 5.270%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Countrywide Securities Corp., 5.380%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Credit Suisse First Boston, Inc., 5.380%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Deutsche Bank Financial, Inc., 5.380%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Fuji Government Securities, Inc., 5.380%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Goldman Sachs Group, LP, 5.250%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Greenwich Capital Markets, Inc., 5.380%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		HSBC Securities, Inc., 5.380%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Merrill Lynch Government Securities, 5.250%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Morgan Stanley Group, Inc., 5.380%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Paribas Corp., 5.380%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Salomon Brothers, Inc., 5.280%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Scotia Bank, 5.380%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Societe Generale Securities Corp., 5.280%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		State Street Corp., 5.250%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		State Street Corp., 5.300%, dated 3/30/2001, due 4/2/2001	15,000,000
15,000,000		Toronto Dominion Securities (USA), Inc., 5.280%, dated 3/30/2001, due 4/2/2001	15,000,000
12,000,000		Warburg Dillon Reed LLC, 5.380%, dated 3/30/2001, due 4/2/2001	12,000,000
3,000,000	[2]	Warburg Dillon Reed LLC, 6.160%, dated 1/3/2001, due 4/4/2001	3,000,000
15,000,000		Westdeutsche Landesbank Girozentrale, 5.250%, dated 3/30/2001, due 4/2/2001	15,000,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$404,029,000

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1 The repurchase agreements are fully collateralized by U.S. Treasury and government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

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2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

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3 Also represents cost for federal tax purposes.

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Note: The categories of investments are shown as a percentage of net assets ($403,579,022) at March 31, 2001.

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See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2001

Assets:
Total investments in securities, at amortized cost and value		$404,029,000
Cash		38
Income receivable		163,270
Receivable for shares sold		16,071

TOTAL ASSETS		404,208,379

Liabilities:
Payable for shares redeemed	$18
Income distribution payable	600,162
Accrued expenses	29,177

TOTAL LIABILITIES		629,357

Net assets for 403,579,022 shares outstanding		$403,579,022

Net Asset Value, Offering Price and Redemption Proceeds Per Shares:
$403,579,022 ÷ 403,579,022 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2001

Investment Income:
Interest		$15,510,433

Expenses:
Investment adviser fee	$980,716
Administrative personnel and services fee	184,620
Custodian fees	21,576
Transfer and dividend disbursing agent fees and expenses	21,551
Directors'/Trustees' fees	2,572
Auditing fees	11,442
Legal fees	4,747
Portfolio accounting fees	60,979
Share registration costs	27,622
Printing and postage	9,683
Insurance premiums	1,424
Miscellaneous	6,356

TOTAL EXPENSES	1,333,288

Waiver:
Waiver of investment adviser fee	(937,898)

Net expenses		395,390

Net investment income		$15,115,043

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,115,043	$17,347,847

Distributions to Shareholders:
Distributions from net investment income	(15,115,043)	(17,347,847)

Share Transactions:
Proceeds from sale of shares	2,883,534,718	3,322,046,817
Net asset value of shares issued to shareholders in payment of distributions declared	11,148,183	12,900,127
Cost of shares redeemed	(2,716,353,529)	(3,550,865,314)

CHANGE IN NET ASSETS RESULTING FROM TRANSACTIONS	178,329,372	(215,918,370)

Change in net assets	178,329,372	(215,918,370)

Net Assets:
Beginning of period	225,249,650	441,168,020

End of period	$403,579,022	$225,249,650

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2001

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At March 31, 2001, capital paid-in aggregated $403,579,022.

Transactions in shares were as follows:

Year Ended March 31	2001	2000
Shares sold	2,883,534,718	3,322,046,817
Shares issued to shareholders in payment of distributions declared	11,148,183	12,900,127
Shares redeemed	(2,716,353,529)	(3,550,865,314)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	178,329,372	(215,918,370)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses, including the adviser fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the year ended March 31, 2001, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF LIQUID CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Liquid Cash Trust (the "Fund") as of March 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended March 31, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at March 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Liquid Cash Trust as of March 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
May 11, 2001

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A Statement of Additional Information (SAI) dated May 31, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as they become available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager
Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N757

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8050206A (5/01)

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Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

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STATEMENT OF ADDITIONAL INFORMATION

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May 31, 2001

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Liquid Cash Trust (Fund), dated May 31, 2001. Obtain the prospectus without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager
Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

8050206B (5/01)

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

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How is the Fund Sold? 4

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Subaccounting Services 4

Redemption in Kind 4

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Massachusetts Partnership Law 5

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Account and Share Information 5

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Tax Information 5

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Who Manages and Provides Services to the Fund? 6

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How Does the Fund Measure Performance? 9

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Who is Federated Investors, Inc.? 10

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Addresses 12

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How is the Fund Organized?

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The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on April 11, 1980, was reorganized as a portfolio of the Trust on April 30, 1999. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

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SECURITIES DESCRIPTIONS AND TECHNIQUES

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FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The Fund will invest only in certain securities which qualify as short-term liquid assets under Section 566.1 (12 CFR 566.1) of the Regulations of the Office of Thrift Supervision. The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies will be limited to shares of money market funds, including funds affiliated with the Fund's investment adviser.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

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Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

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Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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Inter-fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

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Sector Risks

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  A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business political or other developments which generally affect these issuers.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The investment objective of the Fund is stability of principal and current income consistent with stability of principal. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

The Fund may attempt to increase yield by trading portfolio instruments to take advantage of short-term market variations.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

The Fund will not purchase any portfolio instrument on margin or sell any portfolio instrument short but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

Borrowing Money

The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment. The Trust will liquidate any such borrowings as soon as possible. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Trust will restrict the purchase of portfolio investments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any assets except in connection with any borrowing described above and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing.

Underwriting

The Fund will not engage in underwriting of portfolio instruments issued by others.

Lending Cash or Securities

The Fund will not lend any of its assets, except that it may participate in the federal funds market purchase or hold portfolio instruments, to include repurchase agreements, permitted by its investment objective and policies.

Issuing Senior Securities

The Fund will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Fund.

Investing in Commodities

The Trust will not invest in commodities, commodity contracts or real estate, except that it may purchase portfolio instruments issued by companies which invest in or sponsor interests therein.

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Diversification of Investments

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The Fund is a "diversified company" within the meaning of the Investment Company Act of 1940 (1940 Act), as amended, and any rules, regulations, or interpretations thereunder.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board of Trustees (Board) without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Industry Concentration

The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.

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Investing for Control

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The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities which are subject to restrictions on resale under federal securities law. The Fund may invest without limitation in restricted securities which are determined to be liquid under criteria established by the Trustees. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to not more than 10% of its net assets.

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Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation. The Fund did not borrow money, pledge securities or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

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REGULATORY COMPLIANCE

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The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

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DETERMINING MARKET VALUE OF SECURITIES

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The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accretion of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

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The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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Subaccounting Services

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Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

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Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

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As of May 7, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: First Federal Savings and Loan, 1007 Main Street, Manchester, CT 06040-6014, 12.36%; Langley Federal Credit Union, Riverdale Station Box 7463, Hampton, VA 23666-0463, 8.81%; Borel Bank & Trust Company, 160 Bovet Road, San Mateo, CA 94402-3100, 9.92%.

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

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BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name; address; birth date; present position(s) held with the Trust; principal occupations for the past five years and positions held prior to the past five years; total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable; and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust comprises 40 funds and the Federated Fund Complex comprises 44 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

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Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Trust	Total Compensation From Trust and Fund Complex
John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$195.38	$128,847.72 for the Trust and 43 other investment companies in the Fund Complex
John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$195.38	$128,847.66 for the Trust and 43 other investment companies in the Fund Complex
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$195.38	$126,923.53 for the Trust and 43 other investment companies in the Fund Complex
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$177.59	$115,368.16 for the Trust and 43 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$177.59	$117,117.17 for the Trust and 43 other investment companies in the Fund Complex
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$177.59	$117,117.14 for the Trust and 43 other investment companies in the Fund Complex

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Trust	Total Compensation From Trust and Fund Complex
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Management Consultant. Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Executive Vice President, DVC Group, Inc.; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$195.38	$128,847.66 for the Trust and 43 other investment companies in the Fund Complex
John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$177.59	$117,117.14 for the Trust and 43 other investment companies in the Fund Complex
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$177.59	$117,117.17 for the Trust and 43 other investment companies in the Fund Complex
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$177.59	$117,117.17 for the Trust and 43 other investment companies in the Fund Complex
J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND TRUSTEE

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Trust and 43 other investment companies in the Fund Complex
Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Trust and 37 other investment companies in the Fund Complex
John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex
Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Trust	Total Compensation From Trust and Fund Complex
Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 36 other investment companies in the Fund Complex
William D. Dawson III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Registered Representative, Federated Securities Corp.; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Trust and 25 other investment companies in the Fund Complex
Deborah A. Cunningham Birth Date: September 15, 1959 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.	$0	$0 for the Trust and 2 other investment companies in the Fund Complex
Mary Jo Ochson Birth Date: September 12, 1953 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.	$0	$0 for the Trust and 4 other investment companies in the Fund Complex

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

† Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

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As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

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BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with accounting principles generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended March 31	2001	2000	1999
Advisory Fee Earned	$980,716	$1,358,972	$2,170,162

Advisory Fee Reduction	937,898	1,328,187	1,994,391

Administrative Fee	184,620	256,085	409,076

Shareholder Services Fee	--	--	--

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For the fiscal year ended March 31, 1999, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April 30, 1999.

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If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and ten-year periods ended March 31, 2001.

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Yield and Effective Yield are given for the 7-day period ended March 31, 2001.

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	7-Day Period	1 Year	5 Years	10 Years
Total Return		6.30%	5.55%	5.01%
Yield	5.02%
Effective Yield	5.15%

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April 30, 1999.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

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  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
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  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

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The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

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The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report

Publishes annualized yields of money market funds weekly. Donoghue's money market insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money

A monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

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MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

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Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

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Addresses

LIQUID CASH TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

A Portfolio of Money Market Obligations Trust

21ST ANNUAL REPORT

March 31, 2001

Established 1980

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Liberty
U.S. Government
Money Market Trust

President's Message

Dear Shareholder:

Liberty U.S. Government Money Market Trust was established in 1980, and I am pleased to present its 21st Annual Report to Shareholders. This report covers the 12-month period from April 1, 2000, through March 31, 2001. It includes a discussion with portfolio manager, Joseph M. Natoli, Assistant Vice President, who co-manages the trust with Susan R. Hill, Vice President, both of Federated Investment Management Company. It also features a complete list of the trust's holdings and financial statements.

Since its inception, Liberty U.S. Government Money Market Trust has maintained a stable net asset value of $1.00 per share.1 Today, the trust provides more than 50,000 shareholder accounts with daily competitive rates of interest from short-term U.S. government securities.

Over the 12-month reporting period, the trust paid Class A and Class B shareholders dividends totaling $0.054 per share and $0.045 per share, respectively. At the end of the reporting period, the trust's portfolio of more than $739.4 million was invested across 59 high quality securities.

Thank you for selecting Liberty U.S. Government Money Market Trust, which is managed to keep the value of your principal stable while giving you daily access to your invested cash. We will continue to update you on your investment, and, as always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
May 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Susan R. Hill

Vice President

Federated Investment Management
Company

Joseph M. Natoli

Assistant Vice President

Federated Investment Management
Company

Investment Review

What is your analysis of the rate environment that characterized the trust's reporting period?

An abrupt shift in the interest rate environment took place during the reporting period. On May 16, 2000, the Federal Reserve Board (the "Fed") raised the federal funds target rate from 6.0% to 6.5%. This was the sixth rate increase by the Fed since June 1999 and brought the total increase in the federal funds target rate since that time to 175 basis points. Although the Fed maintained its "bias" towards "inflation risks" and higher rates until late 2000, the May interest rate change proved to be the last increase in the cycle.

Market sentiment shifted at mid-year as signs of moderation in economic growth began to appear. Although second quarter Gross Domestic Product (GDP) came in at a robust 5.6% and the labor market remained tight by historical standards, there was evidence of weakness in the manufacturing sector and signs of inventory buildup. On the consumer side, declines in the equity markets and higher energy prices restrained consumer demand. Retail sales plunged from year-over-year growth rates of over 10% in the initial months of 2000 to 3.4% in December and 1.9% in March 2001. Consumer confidence measures began to fall in the fourth quarter, and the measure reported for February 2001 was the lowest level in four years. Finally, GDP slowed to 2.2% and 1.0% in the third and fourth quarters of 2000, respectively.

Despite the apparent sharp deceleration in economic activity, the Fed left rates unchanged through year-end but on December 19, 2000 changed its policy bias towards "risks weighted mainly towards conditions that may generate economic weakness." Then, on January 3, 2001, the Fed announced a surprise 50 basis point rate reduction. Nonetheless, turmoil in the equity markets continued and economic indicators continued to soften through the first quarter of 2001. In response, the Fed moved aggressively to reduce rates. The federal funds target rate was reduced by 50 basis points following each of its next two Federal Open Market Committee (FOMC) meetings on January 31, 2001 and March 20, 2001. At the end of this reporting period, the federal funds target rate was 5%, a full 150 basis points below its level at the start of the first quarter of 2001.

How have the Fed's actions impacted short-term rates?

Movements in short rates reflected domestic economic activity and the resulting Fed expectations. The yield on the one-year agency discount note traded at 6.63% at the start of the reporting period. With the economy growing strongly and the Fed still in a tightening mode, the yield on this security drifted upwards and peaked at 7.26% in early June 2000, just after the rate increase in mid-May 2000. From this point forward, however, yields on treasury and agency securities fell dramatically, as signs of economic weakness and future interest rate cuts began to be incorporated into market expectations. The yield on that same one-year agency discount note gradually dropped to 6.5% by the end of November 2000. Then, in the midst of aggressive rate reductions by the Fed, this yield fell to 5% by February 2001. From that level, the security's yield continued to drift down through the end of the reporting period, ending at 4.5%.

What strategies guided the trust during the reporting period?

Liberty U.S. Government Money Market Trust was managed within a 35- to 45-day average maturity target range over the reporting period and moved within that range according to relative value opportunities. The portfolio remained barbelled in structure, combining a significant position in overnight and term repurchase agreements and floating rate securities with securities maturing in six to 13 months. Although the trust may purchase Treasury securities, this investment alternative remained very expensive relative to agency issues over the reporting period. As a result, security selection for the trust featured agency issues and repurchase agreements exclusively.

At the end of the reporting period, 62% of the trust was invested in overnight and term repurchase agreements, 22% was invested in floating rate paper tied to various money market indices and the remainder of the trust was invested in agency discount notes and debentures.

What do you see ahead for short-term rates through 2001?

We anticipate a continuation of slow economic growth into the second half of 2001. Given the current economic environment, ongoing difficulties associated with the equity markets and our internal economic outlook, we believe that the Fed will continue its series of rate reductions through mid-year 2001 and perhaps into the third quarter. We will continue to closely monitor economic and market developments, attempt to derive an appropriate average maturity target range and maximize performance through ongoing relative value analysis.

Portfolio of Investments

March 31, 2001

Principal Amount			Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--40.4%
$4,000,000	[1]	Federal Home Loan Bank System, Discount Note, 4.450%, 9/26/2001	$3,911,989
66,000,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 4.688% - 5.305%, 4/4/2001 - 6/17/2001	65,984,594
27,000,000		Federal Home Loan Bank System, Notes, 5.250% - 7.125%, 5/22/2001 - 2/21/2002	27,069,901
31,102,000	[1]	Federal Home Loan Mortgage Corp., Discount Notes, 4.310% - 6.485%, 5/2/2001 - 3/28/2002	30,418,306
7,000,000	[2]	Federal Home Loan Mortgage Corp., Floating Rate Note, 4.760%, 4/21/2001	6,997,756
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.300%, 12/28/2001	1,986,513
42,500,000	[1]	Federal National Mortgage Association, Discount Notes, 4.360% - 6.040%, 6/7/2001 - 11/30/2001	41,668,481
52,000,000	[2]	Federal National Mortgage Association, Floating Rate Notes, 4.790% - 5.190%, 4/2/2001 - 6/3/2001	51,984,593
23,900,000		Federal National Mortgage Association, Notes, 5.000% - 7.250%, 5/17/2001 - 3/12/2002	23,939,278
38,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 4.735% - 4.825%, 4/3/2001	37,992,572

		TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS	291,953,983

		REPURCHASE AGREEMENTS--62.0%[3]
5,463,000		Barclays Capital, Inc., 5.280%, dated 3/30/2001, due 4/2/2001	5,463,000
30,000,000		Bear Stearns and Co., Inc., 5.380%, dated 3/30/2001, due 4/2/2001	30,000,000
30,000,000		Chase Government Securities, Inc., 5.380%, dated 3/30/2001, due 4/2/2001	30,000,000
30,000,000		Countrywide Securities Corp., 5.380%, dated 3/30/2001, due 4/2/2001	30,000,000
30,000,000		Credit Suisse First Boston, Inc., 5.380%, dated 3/30/2001, due 4/2/2001	30,000,000
30,000,000		Deutsche Bank AG, 5.380%, dated 3/30/2001, due 4/2/2001	30,000,000
110,000,000		Fuji Government Securities, Inc., 5.380%, dated 3/30/2001, due 4/2/2001	110,000,000
21,000,000	[4]	Goldman Sachs Group, LP, 6.160%, dated 1/3/2001, due 4/4/2001	21,000,000
11,000,000	[4]	Goldman Sachs Group LP, 6.280%, dated 12/14/2000, due 6/13/2001	11,000,000
30,000,000		HSBC Securities, Inc., 5.380%, dated 3/30/2001, due 4/2/2001	30,000,000
30,000,000		Merrill Lynch Government Securities, 5.380%, dated 3/30/2001, due 4/2/2001	30,000,000
30,000,000		Paribas Corp., 5.380%, dated 3/30/2001, due 4/2/2001	30,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$30,000,000		Salomon Brothers, Inc., 5.380%, dated 3/30/2001, due 4/2/2001	$30,000,000
3,000,000	[4]	Warburg Dillon Reed LLC, 5.020%, dated 3/8/2001, due 4/23/2001	3,000,000
27,000,000	[4]	Warburg Dillon Reed LLC, 6.160%, dated 1/3/2001, due 4/4/2001	27,000,000

		TOTAL REPURCHASE AGREEMENTS	447,463,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$739,416,983

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($721,828,736) at March 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2001

Assets:
Investments in repurchase agreements	$447,463,000
Investments in securities	291,953,983

Total investments in securities, at amortized cost and value		$739,416,983
Cash		477
Income receivable		2,729,057
Receivable for shares sold		2,579,589

TOTAL ASSETS		744,726,106

Liabilities:
Payable for shares redeemed	21,950,662
Income distribution payable	369,108
Accrued expenses	577,600

TOTAL LIABILITIES		22,897,370

Net assets for 721,828,736 shares outstanding		$721,828,736

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$614,275,960 ÷ 614,275,960 shares outstanding		$1.00

Class B Shares:
$107,552,776 ÷ 107,552,776 shares outstanding		$1.00

Redemption Proceeds Per Shares:
Class A Shares		$1.00

Class B Shares (94.50/100 of $1.00)[1]		$0.95

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2001

Investment Income:
Interest		$47,394,803

Expenses:
Investment adviser fee	$3,667,888
Administrative personnel and services fee	561,641
Custodian fees	61,029
Transfer and dividend disbursing agent fees and expenses	1,741,909
Directors'/Trustees' fees	6,301
Auditing fees	12,041
Legal fees	4,386
Portfolio accounting fees	121,194
Distribution services fee--Class B Shares	576,664
Shareholder services fee--Class A Shares	1,672,457
Shareholder services fee--Class B Shares	192,221
Share registration costs	97,603
Printing and postage	30,006
Insurance premiums	2,285
Miscellaneous	4,645

TOTAL EXPENSES	8,752,270

Waiver:
Waiver of shareholder services fee--Class A Shares	(1,002,704)

Net expenses		7,749,566

Net investment income		$39,645,237

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,645,237	$28,081,486

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(36,178,843)	(25,516,236)
Class B Shares	(3,466,394)	(2,565,250)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,645,237)	(28,081,486)

Share Transactions:
Proceeds from sale of shares	6,027,748,021	2,721,195,250
Net asset value of shares issued to shareholders in payment of distributions declared	31,855,389	24,036,380
Cost of shares redeemed	(6,030,542,377)	(2,702,590,414)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,061,033	42,641,216

Change in net assets	29,061,033	42,641,216

Net Assets:
Beginning of period	692,767,703	650,126,487

End of period	$721,828,736	$692,767,703

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.05	0.04	0.04	0.05	0.04
Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.04)	(0.05)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	5.55%	4.43%	4.40%	4.67%	4.43%

Ratios to Average Net Assets:

Expenses	0.95%	1.02%	1.02%	1.06%	1.06%

Net investment income	5.41%	4.33%	4.31%	4.57%	4.33%

Expense waiver/reimbursement[3]	0.15%	0.15%	0.16%	0.22%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$614,276	$609,340	$598,859	$611,630	$658,731

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.05	0.03	0.03	0.04	0.04
Less Distributions:
Distributions from net investment income	(0.05)	(0.03)	(0.03)	(0.04)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.60%	3.50%	3.45%	3.71%	3.59%

Ratios to Average Net Assets:

Expenses	1.85%	1.92%	1.93%	1.98%	1.87%

Net investment income	4.51%	3.52%	3.36%	3.65%	3.58%

Expense waiver/reimbursement[3]	--	--	--	0.05%	0.23%

Supplemental Data:

Net assets, end of period (000 omitted)	$107,553	$83,428	$51,267	$19,146	$28,337

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2001

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act, which approximates market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended March 31	2001	2000
Class A Shares:
Shares sold	5,836,555,246	2,485,796,322
Shares issued to shareholders in payment of distributions declared	29,298,149	22,157,727
Shares redeemed	(5,860,917,283)	(2,497,473,280)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,936,112	10,480,769

Year Ended March 31	2001	2000
Class B Shares:
Shares sold	191,192,775	235,398,928
Shares issued to shareholders in payment of distributions declared	2,557,240	1,878,653
Shares redeemed	(169,625,094)	(205,117,134)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	24,124,921	32,160,447

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	29,061,033	42,641,216

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.50% on the first $500 million, 0.475% on the second $500 million, 0.45% on the third $500 million, 0.425% on the fourth $500 million, and 0.40% over $2 billion.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares annually, to compensate FSC.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Liberty U.S. Government Money Market Trust (the "Fund") as of March 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended March 31, 1999 were audited by other auditors whose report, dated May 18, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001 by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty U.S. Government Money Market Trust at March 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
May 14, 2001

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager
Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724

8042603 (5/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

18TH ANNUAL REPORT

March 31, 2001

Established 1981

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Tax-Free Instruments Fund

President's Message

Dear Shareholder:

Tax-Free Instruments Trust, a portfolio of Money Market Obligations Trust, was created in 1981, and I am pleased to present the 18th Annual Report to Shareholders.

This report covers the 12-month fiscal year period from April 1, 2000 through March 31, 2001. It begins with a discussion with the fund's portfolio manager, Jeff A. Kozemchak, Senior Vice President, Federated Investment Management Company. Following his discussion, you will find two additional items of shareholder interest: a complete listing of the fund's holdings and the publication of the fund's financial statements.

Tax-Free Instruments Trust keeps your ready cash pursuing daily tax-free income1 from a portfolio of approximately 270 short-term money market securities issued by municipalities across the United States. In addition, the fund is managed to keep the value of your principal stable, while giving you daily access to your invested cash.2 It has accomplished this goal since its inception.

Tax-free dividends paid to shareholders during the 12-month reporting period ended March 31, 2001, totaled $0.035 per share for Investment Shares and $0.036 per share for Institutional Service Shares. Net assets totaled $2.3 billion on March 31, 2001.

Thank you for keeping your cash working through the daily, tax-free earning power of Tax-Free Instruments Trust.

As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
May 15, 2001

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Jeff A. Kozemchak, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What are your comments on economic activity during the fund's fiscal year, which ended March 31, 2001?

An abrupt shift in the interest rate environment took place during the reporting period. On May 16, 2000, the Federal Reserve Board (the "Fed") raised the federal funds target rate from 6.0% to 6.5%. This was the sixth rate increase by the Fed since June 1999 and brought the total increase in the federal funds target rate since that time to 175 basis points. Although the Fed maintained its "bias" towards "inflation risks" and higher rates until late 2000, the May 2000 interest rate change proved to be the last increase in the cycle.

Market sentiment shifted at mid-year 2000 as signs of moderation in economic growth began to appear and the Fed's prior rate increases began to take hold. Despite the apparent sharp deceleration in economic activity, the Fed left rates unchanged through year-end and only moved to change its policy bias toward "risks weighted mainly towards conditions that may generate economic weakness" on December 19, 2000.

However, on January 3, 2001, the Fed announced a surprise intermeeting 50 basis point rate reduction, moving the federal funds rate target from 6.5% to 6.0%. Nonetheless, continued turmoil in the equity markets took its toll on consumer confidence and economic indicators continued to soften. The Fed continued to ease monetary policy aggressively, lowering the federal funds target rate to 5.0% by the end of first quarter 2001. After the reporting period ended, the Fed again lowered the federal funds target rate in mid-April 2001 and mid-May 2001. Each action was a 50 basis points cut and as of May 15, 2001 the federal funds target rate was 4.0%, a seven-year low.

How did the fund perform during the reporting period?

The fund's net assets totaled $2.3 billion on March 31, 2001. For Investment Shares, with net assets of $1.9 billion, the one-year total return was 3.52% as of March 31, 2001, based on net asset value, which represents only income exempt from federal regular income taxes. The 7-day net yield of the fund's Investment Shares was 2.98% on March 31, 2001.1 This 2.98% yield is equivalent to a taxable yield of 4.93% for investors in the 39.6% tax bracket.2 For the fund's Institutional Service Shares, with net assets of $402 million, the one-year total return as of March 31, 2001, was 3.67%, based on net asset value, which represents only income exempt from federal regular income taxes. The 7-day net yield for the fund's Institutional Service Shares was 3.13% on March 31, 2001.1 This 3.13% yield is equivalent to a taxable yield of 5.18% for investors in the 39.6% tax bracket.

What adjustments did you make in the fund?

Early in the reporting period, when the Fed moved the federal funds target rate upward for the last time, the average maturity of the fund was at a period low of 34 days. We began extending the fund's average maturity in May 2000 to lock-in attractive yields on fixed rate notes as well as take advantage of the summer note roll-over season. From June 2000 through December 2000, the average maturity ranged between 40-50 days representing a neutral stance on interest rates. Fixed-rate note levels fell sharply in late 2000 and in the first quarter of 2001 as market participants recognized, and the Fed confirmed with its actions, that the economy was slowing. A lack of new issue supply combined with heavy cash inflows to the fund in early 2001 forced the average maturity lower and the fund closed the reporting period at 37 days.

What do you see ahead for short-term rates through 2001?

We anticipate a continuation of slow economic growth into the second half of 2001. Given the current economic environment, ongoing difficulties associated with the equity markets and our internal economic outlook, we believe that the Fed could possibly move once more, but is likely to wait for the short-term interest rate cuts already made in 2001 to take effect. We will continue to closely monitor economic and market developments, attempt to derive an appropriate average maturity target range and attempt to maximize performance through ongoing relative value analysis.

1 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. Current performance information is available by calling 1-800-341-7400.

2 The tax-equivalent yield is calculated similarly to the yield but is adjusted to reflect the taxable yield that the fund would have had to earn to equal its actual yield.

Portfolio of Investments

March 31, 2001

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.0%
		Alabama--4.6%
$32,000,000		Birmingham, AL Medical Clinic Board Weekly VRDNs (University of Alabama Health System)/(Morgan Guaranty Trust Co., New York LOC)	$32,000,000
6,000,000		Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn (Homewood AL))/ (SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
10,000,000		Hoover, AL Board of Education, (Series 2000C), 4.45% BANs, 8/1/2001	10,000,000
15,870,000		Jefferson County, AL Sewer, Floater Certificates (Series 2000-352) Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	15,870,000
37,700,000		Port City Medical Clinic Board Mobile, Al, (Series 1998A) Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	37,700,000
4,295,000		Stevenson, AL IDB, Industrial Revenue Bonds (Series 1996-A) Weekly VRDNs (Unitog Co.)/(UMB Bank, N.A. LOC)	4,295,000

		TOTAL	105,865,000

		Alaska--0.2%
4,460,000		Alaska State Housing Finance Corp., (PT-37) Daily VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,460,000

		Arizona--2.3%
4,790,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One, Arizona N.A. LOC)	4,790,000
4,000,000		Maricopa County, AZ Community College District, (Series 1994-C), 5.25% Bonds, 7/1/2001	4,010,733
5,985,000		Maricopa County, AZ, IDA (Series 1984) Weekly VRDNs (Gannett Co., Inc.)	5,985,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments)/(FNMA INS)	1,000,000
5,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA INS)	5,000,000
11,325,000	[1]	Phoenix, AZ IDA, PT-479, 4.25% TOBs (Sunset Ranch Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	11,325,000
845,000		Pima County, AZ IDA Weekly VRDNs (A & P Investments)/(Bank One, Arizona N.A. LOC)	845,000
4,986,229		Pima County, AZ IDA Weekly VRDNs (BJR Investments, Inc.)/(Bank One, Arizona N.A. LOC)	4,986,229
9,910,000		Pima County, AZ IDA, (Series 2000A) Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	9,910,000
5,000,000	[1]	Tempe, AZ IDA, PT-466, 4.25% TOBs (Elliot's Crossing Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	5,000,000

		TOTAL	52,851,962

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Arkansas--1.6%
$15,000,000		Arkansas Development Finance Authority, (Series 2001) Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank of NC, N.A. LOC)	$15,000,000
2,000,000		Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994), 3.70% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 4/2/2001	2,000,000
9,400,000		Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994), 4.15% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 4/11/2001	9,400,000
4,100,000		Pine Bluff, AR, IDR Refunding Bonds (Series 1997) Weekly VRDNs (Camden Wire Co., Inc.)/(Chase Manhattan Bank, New York LOC)	4,100,000
7,400,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/ (Bank One, Michigan LOC)	7,400,000

		TOTAL	37,900,000

		California--4.5%
4,590,000		California State, CDC Municipal Products, Inc. (Series 1996L) Weekly VRDNs (FGIC INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	4,590,000
2,000,000		California State, MERLOTS (Series 2000 MMM) Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	2,000,000
1,800,000		California State, MERLOTS (Series 1999M) Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	1,800,000
12,200,000		California State, PT-1256 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	12,200,000
5,000,000		California State, Trust Receipts (2000 FR/RI-L14) Weekly VRDNs (Lehman Brothers, Inc. LIQ)	5,000,000
22,315,000		Encinitas, CA Community Facilities District, (Series 2000 FR/RI A5) Weekly VRDNs (Encinitas Ranch Public Improvements)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	22,315,000
3,800,000		Fremont, CA, (Series 2001) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC)	3,800,000
1,200,000		Fresno, CA, (Series 2000C) Weekly VRDNs (Trinity Healthcare Credit Group)	1,200,000
25,400,000		Los Angeles, CA Unified School District, 2000-2001 TRANs, Trust Receipts (Series 2000 FR/RI-L13) Weekly VRDNs (Lehman Brothers, Inc. LIQ)	25,400,000
25,000,000		Los Angeles, CA, TRANs, Trust Receipts (Series 2000 FR/RI-N8) Weekly VRDNs (Bank of New York LIQ)	25,000,000

		TOTAL	103,305,000

		Colorado--2.1%
1,760,000		Colorado Health Facilities Authority, (Series 1998 F) Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado LOC)	1,760,000
2,870,000		Colorado Health Facilities Authority, (Series 1998B) Weekly VRDNs (Developmental Pathways, Inc.)/(Bank One, Colorado LOC)	2,870,000
2,825,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(Bank One, Colorado LOC)	2,825,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Colorado--continued
$195,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(Bank One, Colorado LOC)	$195,000
2,825,000		Colorado Health Facilities Authority, (Series 1998G-1) Weekly VRDNs (Goodwill Industries of Denver)/(Bank One, Colorado LOC)	2,825,000
730,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A., Minneapolis LOC)	730,000
2,000,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(KeyBank, N.A. LOC)	2,000,000
2,400,000		Colorado Springs, CO Utility System, IDRBs (Series 1996) Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank, N.A., Minneapolis LOC)	2,400,000
9,950,000		Denver (City & County), CO, SFM, Roaring Fork (Series 1999-4) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	9,950,000
5,000,000		Denver, CO City & County Airport Authority, Trust Receipts (Series 2000 FR/RI-L27) Weekly VRDNs (MBIA INS)/(Lehman Brothers, Inc. LIQ)	5,000,000
4,435,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,435,000
8,705,000		Moffat County, CO, PCR (Series 1984) Weekly VRDNs (Tri-State Generation and Transmission Association)/(AMBAC INS)/(Societe Generale, Paris LIQ)	8,705,000
5,365,000		Thornton, CO, Multifamily Housing Refunding Revenue Bonds (1989 Series A) Weekly VRDNs (Quail Ridge Project)/(FHLMC INS)	5,365,000

		TOTAL	49,060,000

		Connecticut--0.5%
6,600,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(Chase Manhattan Bank, New York LOC)	6,600,000
2,900,000		Connecticut State HEFA, (1999 Series U-1) Weekly VRDNs (Yale University)	2,900,000
2,900,000		Connecticut State HEFA, (Series T-1) Weekly VRDNs (Yale University)	2,900,000

		TOTAL	12,400,000

		District of Columbia--2.2%
12,475,000		District of Columbia Housing Finance Agency, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	12,475,000
8,330,000	[1]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 4.40% TOBs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	8,330,000
18,330,000	[1]	District of Columbia, (PT-372A), 4.50% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	18,330,000
11,260,000	[1]	District of Columbia, (PT-372B), 4.50% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	11,260,000

		TOTAL	50,395,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Florida--2.3%
$4,160,000		Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2000-3 Weekly VRDNs (Duval County, FL HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	$4,160,000
23,100,000		Florida State Board of Education Capital Outlay, (Series 2000 SGA-102) Daily VRDNs (Florida State)/(Societe Generale, Paris LIQ)	23,100,000
13,000,000		Highlands County, FL Health Facilities, (Series 1996A) Weekly VRDNs (Adventist Health System)/(MBIA INS)/(Bank One, N.A. (Chicago) LIQ)	13,000,000
12,355,000		Volusia County, FL Health Facilities Authority, (Series 1994A) Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(First Union National Bank, Charlotte, NC LOC)	12,355,000

		TOTAL	52,615,000

		Georgia--2.0%
2,800,000		Albany-Dougherty, GA Payroll Development Authority Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC)	2,800,000
10,815,000		Bibb County, GA Development Authority, (Series 1991IR-1) Weekly VRDNs (Temple-Inland, Inc.)	10,815,000
2,700,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.)	2,700,000
4,000,000		Burke County, GA Development Authority, PCR Bonds (Series 1995) Daily VRDNs (Georgia Power Co.)	4,000,000
5,650,000		Columbus, GA IDA Industrial & Port Development Commission, (Series 1992) Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC)	5,650,000
1,290,000		Coweta County, GA Residential Care Facilities for the Elderly, First Lien Revenue Bonds (Series 1996B) Weekly VRDNs (Wesley Woods of Newman-Peachtree City, Inc. Project)/(BNP Paribas LOC)	1,290,000
2,915,000		Fulco, GA Hospital Authority, (Series 1999) Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC)	2,915,000
10,095,000	[1]	Georgia State, (PT-374), 4.50% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	10,095,000
1,200,000		Municipal Electric Authority of Georgia, (Series 1994D) Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LOC)	1,200,000
4,600,000		Roswell, GA Housing Authority, Multifamily Housing Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd. Project)/(Northern Trust Co., Chicago, IL LOC)	4,600,000

		TOTAL	46,065,000

		Hawaii--0.9%
14,080,000		Clipper Tax-Exempt Certificates Trust (Hawaii AMT) Series 1998-7 Weekly VRDNs (Hawaii Finance and Development Corp.)/(State Street Bank and Trust Co. LIQ)	14,080,000
7,500,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	7,500,000

		TOTAL	21,580,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Illinois--3.9%
$850,000		Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/(National City Bank, Indiana LOC)	$850,000
7,100,000		Chicago, IL Public Building Commission, (Series 1997) Lehman TR/FR-15 Weekly VRDNs (Chicago, IL Board of Education)/(MBIA INS)/(Bank of New York LIQ)	7,100,000
30,000,000		Chicago, IL, CDC (Series 2000M) Weekly VRDNs (FGIC INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	30,000,000
10,000,000	[1]	Chicago, IL, Variable Rate Certificates (Series 1998M), 3.25% TOBs (FGIC INS)/(Bank of America, N.A. LIQ), Optional Tender 7/26/2001	10,000,000
1,033,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Newlywed Food)/(Mellon Bank N.A., Pittsburgh LOC)	1,033,000
4,700,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (Bank One, Michigan LOC)	4,700,000
2,000,000		Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,000,000
29,905,000		Metropolitan Pier & Exposition Authority, IL, PT-1079 Weekly VRDNs (McCormick Place)/(FGIC INS)/(Bank of America, N.A. LIQ)	29,905,000
1,400,000		Naperville, IL, Economic Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Independence Village Associates, Ltd. Project)/(U.S. Bank, N.A., Minneapolis LOC)	1,400,000
3,425,000		Paxton, IL, (Series 1999) Weekly VRDNs (Concrete Technology, Inc.)/(Fifth Third Bank, Cincinnati LOC)	3,425,000

		TOTAL	90,413,000

		Indiana--1.3%
2,505,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,505,000
7,500,000		Indiana State Educational Facilities Authority, (Series 2000A), 4.90% BANs (Wabash College), 5/3/2001	7,502,196
2,515,000		Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	2,515,000
4,400,000		Jasper County, IN, (Series 1998A) Weekly VRDNs (Oak Grove Christian Retirement Village, Inc.)/(National City Bank, Michigan/Illinois LOC)	4,400,000
7,000,000		Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.)	7,000,000
5,825,000		Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace College)/ (KeyBank, N.A. LOC)	5,825,000

		TOTAL	29,747,196

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Iowa--0.6%
$2,450,000		Des Moines, IA, IDRB (Series 1994) Weekly VRDNs (Printer, Inc.)/(Federal Home Loan Bank of Des Moines LOC)	$2,450,000
8,275,000		Iowa Falls, IA, (Series 1998) Weekly VRDNs (Heartland Pork Enterprises, Inc.)/(Bank of Nova Scotia, Toronto LOC)	8,275,000
2,750,000		Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern Realty, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,750,000

		TOTAL	13,475,000

		Kansas--0.4%
2,735,000		Burlington, KS, (Series B) Weekly VRDNs (Kansas City Power And Light Co.)	2,735,000
6,940,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	6,940,000

		TOTAL	9,675,000

		Kentucky--3.3%
4,940,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris Trust & Savings Bank, Chicago LOC)	4,940,000
25,695,000		Kentucky EDFA, (Series 1999B) Weekly VRDNs (Baptist Healthcare System)/(MBIA INS)/(Bank One, Michigan LIQ)	25,695,000
9,000,000		Maysville, KY, Solid Waste Disposal Facilities Revenue Bonds (Series 1992), 3.70% CP (Inland Container Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 4/2/2001	9,000,000
34,000,000		Owensboro, KY, (Series 1996) Weekly VRDNs (Owensboro Mercy Health System, Inc.)/(Bank of America, N.A. LOC)	34,000,000
1,800,000		Owensboro, KY, LO Revenue Bonds, 4.00% TOBs (Dart Polymers)/(Bank One, Michigan LOC), Optional Tender 6/1/2001	1,800,000

		TOTAL	75,435,000

		Louisiana--0.1%
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	3,000,000

		Maryland--1.7%
31,000,000		Baltimore County, MD Metropolitan District, (1995 Series), 3.35% CP (Baltimore County, MD), Mandatory Tender 4/2/2001	31,000,000
6,500,000		Harford County, MD, (Series 1989) Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	6,500,000
3,000,000		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Series 1985A) Weekly VRDNs (Bank One, N.A. Chicago LOC)	3,000,000

		TOTAL	40,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Massachusetts--5.1%
$5,800,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT) Series 1998-12 Weekly VRDNs (Massachusetts Water Resources Authority)/ (MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$5,800,000
5,100,000		Belchertown, MA, 4.00% BANs, 1/25/2002	5,122,268
1,373,633		Clipper Tax-Exempt Certificates Trust, (Series A) Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,373,633
5,900,000		Commonwealth of Massachusetts, (Series 1997 B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,900,000
50,610,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	50,610,000
295,000		Massachusetts Development Finance Agency, (Series 1999) Weekly VRDNs (Dean College)/(Fleet National Bank LOC)	295,000
7,000,000		Massachusetts Development Finance Agency, (Series 2000) Weekly VRDNs (Draper Laboratory)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	7,000,000
1,000,000		Massachusetts HEFA, (Series 1985H) Weekly VRDNs (Boston University)/(State Street Bank and Trust Co. LOC)	1,000,000
485,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Endicott College)/(Fleet National Bank LOC)	485,000
11,000,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank LIQ)	11,000,000
12,200,000		Massachusetts HEFA, (Series Y) Weekly VRDNs (Harvard University)	12,200,000
400,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Fleet National Bank LOC)	400,000
3,000,000		Massachusetts Water Resources Authority, (Series 1998D) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	3,000,000
14,000,000		Massachusetts Water Resources Authority, (Series 2000B) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	14,000,000

		TOTAL	118,185,901

		Michigan--0.4%
10,000,000		Michigan State Hospital Finance Authority, (Series 2000E) Weekly VRDNs (Trinity Healthcare Credit Group)	10,000,000

		Minnesota--1.6%
15,100,000		Becker, MN, (Series 2000-A) Weekly VRDNs (Northern States Power Co., Minnesota)	15,100,000
7,500,000		Bloomington, MN, Highland Park Apartments (Series 1999), 4.60% TOBs (Bayerische Landesbank Girozentrale), Optional Tender 5/1/2001	7,500,000
1,500,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Minnesota--continued
$13,000,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(U.S. Bank, N.A., Minneapolis LOC)	$13,000,000
665,000		New Hope, MN, (Series 1994) Weekly VRDNs (National Beauty)/(Wells Fargo Bank Minnesota, N.A. LOC)	665,000

		TOTAL	37,765,000

		Missouri--1.5%
3,210,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,210,000
12,490,000		Missouri State HEFA, (Series 1985B) Weekly VRDNs (Barnes Hospital)/(Morgan Guaranty Trust Co., New York LOC)	12,490,000
15,000,000		Missouri State HEFA, (Series 2000) Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	15,000,000
3,090,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series 1996A) Weekly VRDNs (Deaconess Long Term Care of Missouri)/(Bank One, Texas N.A. LOC)	3,090,000

		TOTAL	33,790,000

		Montana--0.0%
405,000		Great Falls, MT, (Series 1993) Weekly VRDNs (Liberty Development Partners)/(Wells Fargo Bank Minnesota, N.A. LOC)	405,000

		Multi State--9.7%
16,117,202		ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	16,117,202
10,105,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (Bank One, Indiana, N.A. LOC)	10,105,000
95,500,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	95,500,000
66,777,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState) Series 1999-3 Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	66,777,000
17,774,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), (Series A) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	17,774,000
11,860,243		Koch Floating Rate Trust (Multistate Non-AMT) Series 2000-1 Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	11,860,243
6,295,098		Pitney Bowes Cr. Corp. LeaseTOPS Trust (Multistate Non-AMT) Series 1999-2 Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	6,295,098

		TOTAL	224,428,543

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Nebraska--0.4%
$1,330,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	$1,330,000
940,000		Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(Bank One, Michigan LOC)	940,000
6,995,000		Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	6,995,000

		TOTAL	9,265,000

		New Jersey--6.3%
4,000,000		Allamuchy Township, NJ, 3.45% BANs, 3/21/2002	4,007,508
3,000,000		Atlantic Highlands, NJ, 4.00% BANs, 10/17/2001	3,006,384
4,268,900		Belleville, NJ, 3.75% BANs, 2/15/2002	4,281,507
6,398,083		Cranford Township, NJ, 3.80% BANs, 1/18/2002	6,405,454
9,000,000		Deptford Township, NJ Board of Education, 4.35% BANs, 9/27/2001	9,008,525
5,000,000		Egg Harbor Township, NJ Board of Education, 5.50% BANs, 6/1/2001	5,005,172
9,000,000		Hammonton, NJ School District, 3.90% BANs, 10/26/2001	9,012,480
4,373,912		High Bridge Borough, NJ, 5.00% BANs, 8/31/2001	4,382,643
2,866,000		Hightstown Borough, NJ, 3.70% BANs, 3/14/2002	2,877,824
10,000,000		Hillsborough Township, NJ Board of Education, 4.60% BANs, 9/6/2001	10,015,681
8,500,000		Middle Township, NJ Board of Education, 4.00% BANs, 2/1/2002	8,541,331
6,146,000		Millville, NJ, 4.80% BANs, 10/25/2001	6,159,283
2,500,000		New Jersey EDA Weekly VRDNs (Center-For-Aging--Applewood Estates)/(Fleet National Bank LOC)	2,500,000
3,150,000		New Jersey EDA Weekly VRDNs (YM-YWHA of Bergen County, NJ)/(Bank of New York LOC)	3,150,000
3,735,000		New Jersey EDA, (Series 1999) Weekly VRDNs (VOADV Property, Inc.)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	3,735,000
5,770,000		New Jersey EDA, (Series 2000) Weekly VRDNs (Rose Hill Associates LLC)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	5,770,000
4,200,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Diocese of Metuchen)/ (Fleet National Bank LOC)	4,200,000
13,600,000		New Jersey State Transportation Trust Fund Authority, Trust Receipts (Series 1996-1) Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	13,600,000
8,248,500		Stafford Township, NJ, 3.75% BANs, 2/8/2002	8,265,523
11,300,000		Trenton, NJ, 4.60% BANs, 10/19/2001	11,311,885
10,000,000		Trenton, NJ, 5.375% BANs, 5/18/2001	10,005,820
6,500,000		Vineland, NJ, 4.50% BANs, 12/13/2001	6,508,708
3,359,500		West Amwell Township, NJ, 3.60% BANs, 3/15/2002	3,370,324

		TOTAL	145,121,052

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New Mexico--0.9%
$2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	$2,000,000
3,300,000		Albuquerque, NM, Refunding Revenue Bonds (Series 1992) Weekly VRDNs (Charter Hospital of Albuquerque, Inc.)/(Chase Manhattan Bank, New York LOC)	3,300,000
3,100,000		Las Cruces, NM, IDRB (Series 1994A) Weekly VRDNs (F & A Dairy Products, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,100,000
11,475,000		New Mexico Mortgage Finance Authority, Roaring Fork (Series 2000-1) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	11,475,000

		TOTAL	19,875,000

		New York--4.5%
5,000,000		Fredonia, NY CSD, 4.50% BANs, 12/13/2001	5,006,716
1,200,000		Long Island Power Authority, (Series 1) Weekly VRDNs (Bayerische Landesbank Girozentrale and Westdeutsche Landesbank Girozentrale LOCs)	1,200,000
3,000,000		Middle Country, NY Central School DIstrict, 5.00% BANs, 5/18/2001	3,000,734
10,000,000		Nassau County, NY Interim Finance Authority, 5.00% BANs, 9/28/2001	10,042,943
23,595,000	[1]	New York City, NY Transitional Finance Authority, PT-1047, 4.45% TOBs (Bank of America, N.A. LIQ), Optional Tender 5/10/2001	23,595,000
2,300,000		New York State Local Government Assistance Corp., (Series 1995B) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC)	2,300,000
7,000,000		Portville, NY Central School District, 4.75% BANs, 8/30/2001	7,007,471
10,000,000		Southwestern, NY Central School District, 5.00% BANs, 6/26/2001	10,011,270
6,000,000		Syracuse, NY, 4.80% BANs, 5/11/2001	6,001,256
4,000,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N15) Weekly VRDNs (Bank of New York LIQ)	4,000,000
30,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N16), 4.00% TOBs (Bank of New York LIQ), Optional Tender 4/25/2001	30,000,000
3,000,000		VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(Chase Manhattan Bank, New York LIQ)	3,000,000

		TOTAL	105,165,390

		North Carolina--1.3%
3,500,000		ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-Amt) Series 1998-23 Weekly VRDNs (Mission St. Josephs Health System)/ (MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	3,500,000
11,000,000		Martin County, NC IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	11,000,000
550,000		Mecklenburg County, NC, (Series 1996) Weekly VRDNs (YMCA of Greater Charlotte)/(Wachovia Bank of NC, N.A. LOC)	550,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		North Carolina--continued
$3,225,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(Centura Bank, Rocky Mount, NC LOC)	$3,225,000
11,300,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank of NC, N.A. LIQ)	11,300,000

		TOTAL	29,575,000

		North Dakota--0.1%
1,215,000		Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold Baking Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,215,000

		Ohio--9.5%
2,000,000		Ashland County, OH Health Care, (Series 1999) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	2,000,000
8,920,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2 Certificates of Ownership) Weekly VRDNs (Bank One, Kentucky LOC)	8,920,000
8,000,000		Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ)	8,000,000
48,690,000		Clipper Tax-Exempt Certificates Trust (Ohio AMT) Series 1999-4 Weekly VRDNs (Ohio HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	48,690,000
7,000,000		Cuyahoga County, OH Hospital Authority Weekly VRDNs (Cleveland Clinic)/(Chase Manhattan Bank, New York LIQ)	7,000,000
6,500,000		Cuyahoga County, OH Hospital Authority, (Series 1997 D) Daily VRDNs (Cleveland Clinic)/(Bank of America, N.A. LIQ)	6,500,000
21,800,000		Cuyahoga County, OH Hospital Authority, (Series C) Weekly VRDNs (Cleveland Clinic)	21,800,000
5,935,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (The Renaissance)/(Lasalle Bank, N.A. LOC)	5,935,000
4,100,000		Dover, OH, 5.10% BANs, 5/24/2001	4,100,848
31,305,000		Franklin County, OH Mortgage Revenue, (Series 2000F) Weekly VRDNs (Trinity Healthcare Credit Group)	31,305,000
14,295,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995) Weekly VRDNs (Trinity Healthcare Credit Group)	14,295,000
4,000,000		Huber Heights, OH, IDRB Series 1999 Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	4,000,000
42,980,000		Kent State University, OH, (Series 2001) Weekly VRDNs (MBIA INS)/(Dexia Bank, Brussels LIQ)	42,980,000
3,400,000		Knox County, OH, 4.81% BANs, 7/19/2001	3,403,207
6,565,000		Mahoning County, OH Hospital Facilities, (Series 1995) Weekly VRDNs (Shepherd of the Valley)/(Bank One, N.A. Ohio LOC)	6,565,000
3,500,000		Ohio State Higher Education Facility Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC)	3,500,000

		TOTAL	218,994,055

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Oklahoma--0.1%
$2,295,000		Claremore, OK IDA Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank of NC, N.A. LOC)	$2,295,000

		Oregon--1.2%
14,600,000		Oregon State, Veteran's Welfare Bonds (Series 73G) Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	14,600,000
13,600,000		Wasco County, OR, (Series 1999) Weekly VRDNs (Waste Connections, Inc.)/(Fleet National Bank LOC)	13,600,000

		TOTAL	28,200,000

		Pennsylvania--1.9%
10,800,000		Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(First Union National Bank, Charlotte, NC LOC)	10,800,000
1,570,000		Clinton County, PA Municipal Authority, (Series A) Weekly VRDNs (Lock Haven Hospital)/(PNC Bank, N.A. LOC)	1,570,000
3,500,000		Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997) Weekly VRDNs (AMBAC INS)/(Chase Manhattan Bank, New York LIQ)	3,500,000
3,555,000		Erie County, PA Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank, Pennsylvania LOC)	3,555,000
1,285,000		Erie County, PA IDA, Multi Mode Revenue Refunding Bonds Weekly VRDNs (Corry Manor, Inc.)/(PNC Bank, N.A. LOC)	1,285,000
2,000,000		Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/ (PNC Bank, N.A. LOC)	2,000,000
900,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)	900,000
5,350,000		Pennsylvania State Higher Education Facilities Authority, (Series E5), 4.40% TOBs (Washington & Jefferson College)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2001	5,350,000
2,800,000		Sayre, PA, Health Care Facilities Authority Weekly VRDNs (VHA of Pennsylvania)/(AMBAC INS)/(Mellon Bank N.A., Pittsburgh LIQ)	2,800,000
5,000,000		Sayre, PA, Health Care Facilities Authority, (Series J) Weekly VRDNs (VHA of Pennsylvania)/(AMBAC INS)/(Mellon Bank N.A., Pittsburgh LIQ)	5,000,000
8,000,000		University of Pittsburgh, (Series 2000B) Weekly VRDNs	8,000,000

		TOTAL	44,760,000

		South Carolina--0.5%
11,010,000	[1]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 4.40% TOBs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	11,010,000

		South Dakota--0.2%
4,360,000		South Dakota EDFA, (Series 1998) Weekly VRDNs (FIMCO, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,360,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Tennessee--3.1%
$5,300,000		Carter County, TN IDB, (Series 1983) Monthly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	$5,300,000
9,000,000		Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(SunTrust Bank LOC)	9,000,000
1,940,000		Montgomery Co., TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County Loan)/(Bank of America, N.A. LOC)	1,940,000
5,000,000		Sevier County, TN Public Building Authority, (Series IV-B-1) Daily VRDNs (Dyer County, TN)/(FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	5,000,000
5,000,000		Sevier County, TN Public Building Authority, (Series IV-B-11) Daily VRDNs (Overton County, TN)/(FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	5,000,000
4,900,000		Sevier County, TN Public Building Authority, (Series IV-B-12) Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	4,900,000
15,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2000), 4.45% CP (Baptist Memorial Hospital)/(Bank of America, N.A. LOC), Mandatory Tender 4/17/2001	15,000,000
7,500,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2000), 4.45% CP (Baptist Memorial Hospital)/(Bank of America, N.A. LOC), Mandatory Tender 5/18/2001	7,500,000
175,000		Washington County, TN IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	175,000
5,500,000		Williamson County, TN, (Series 2000) Weekly VRDNs (Brentwood Academy)/(AmSouth Bank N.A., Birmingham LOC)	5,500,000
13,000,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC)	13,000,000

		TOTAL	72,315,000

		Texas--6.4%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) Series 1998-24 Weekly VRDNs (Barbers Hill, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/ (ABN AMRO Bank N.V., Amsterdam LIQ)	10,000,000
3,400,000		Angelina and Neches River Authority, Texas, (Series 1998), 4.00% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 5/21/2001	3,400,000
18,245,000	[1]	Austin, TX, MERLOTS (Series 2000 A3), 4.40% TOBs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	18,245,000
8,000,000		Brazoria County, TX HFDC, (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/(Chase Manhattan Bank, New York LOC)	8,000,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	900,000
750,000		Harris County, TX Cultural Education Facilities Finance Corp. Weekly VRDNs (Houston Museum of Natural Sciences)/(Bank One, Texas N.A. LOC)	750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Texas--continued
$6,200,000		Harris County, TX HFDC, Trust Receipts (Series 1999 FR/RI-A53) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	$6,200,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	955,000
2,900,000		Houston, TX Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(Chase Manhattan Bank, New York LOC)	2,900,000
850,000		Liberty County, TX IDA Weekly VRDNs (Insteel Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	850,000
1,330,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America, N.A. LOC)	1,330,000
20,000,000		San Antonio, TX Electric & Gas, (Series A), 3.30% CP (Chase Manhattan Bank, New York, Morgan Guaranty Trust Co., New York, Toronto Dominion Bank and UBS AG LIQs), Mandatory Tender 4/2/2001	20,000,000
10,000,000		San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts (Series 1997 SG 101) Weekly VRDNs (Societe Generale, Paris LIQ)	10,000,000
10,000,000		Texas Small Business Industrial Development Corp., (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(KBC Bank N.V. LOC)	10,000,000
55,000,000		Texas State, 5.25% TRANs, 8/31/2001	55,214,270

		TOTAL	148,744,270

		Utah--0.6%
7,830,000		Salt Lake County, UT, Multi-Family Housing Revenue Refunding Bonds (Series 1992) Weekly VRDNs (Santa Fe Apartments)/(Dresdner Bank AG, Frankfurt LOC)	7,830,000
5,000,000		Weber County, UT, (Series 2000B) Weekly VRDNs (IHC Health Services, Inc.)/(Westdeutsche Landesbank Girozentrale LIQ)	5,000,000

		TOTAL	12,830,000

		Virginia--7.6%
12,000,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT) Series 1998-21 Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	12,000,000
4,000,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC)	4,000,000
5,000,000		Arlington County, VA, (Series 2000), 5.05% BANs, 7/1/2001	5,000,404
12,100,000		Chesapeake, VA IDA, (Series 1985), 3.40% CP (Virginia Electric Power Co.), Mandatory Tender 4/2/2001	12,100,000
13,200,000		Chesterfield County, VA IDA, 3.40% CP (Virginia Electric Power Co.), Mandatory Tender 4/2/2001	13,200,000
4,300,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	4,300,000
2,900,000		Fairfax County, VA IDA, (Series 2000) Weekly VRDNs (Inova Health System)	2,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Virginia--continued
$15,425,000		Fairfax County, VA IDA, 1998 Trust Receipts FR/RI-A35 Weekly VRDNs (Fairfax Hospital System)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	$15,425,000
29,000,000	[1]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 4.25% TOBs (Rolling Brook Village Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	29,000,000
6,000,000		Henrico County, VA EDA, (Series 2000) Weekly VRDNs (Westminster-Canterbury of Richmond)/(SunTrust Bank LOC)	6,000,000
3,500,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC)	3,500,000
16,800,000		Henrico County, VA IDA, MERLOTS (Series 1997C) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	16,800,000
18,000,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System-Patriots Colony)	18,000,000
2,600,000		Newport News, VA EDA, (Series 1998) Weekly VRDNs (Jefferson Point Development)/(Credit Suisse First Boston LOC)	2,600,000
2,325,000		Newport News, VA Redevelopment & Housing Authority, (Series 1999) Weekly VRDNs (River Park Towers)/(Bank One, Arizona N.A. LOC)	2,325,000
5,000,000		Norfolk, VA Water Revenue, (Series 2000), 5.30% BANs, 6/30/2001	5,000,401
2,700,000		Roanoke, VA IDA, Hospital Revenue Bonds (Series 1995A) Daily VRDNs (Carilion Health System Obligated Group)/(First Union National Bank, Charlotte, NC LIQ)	2,700,000
3,800,000		Roanoke, VA IDA, Hospital Revenue Bonds (Series 1995C) Weekly VRDNs (Carilion Health System Obligated Group)/(First Union National Bank, Charlotte, NC LIQ)	3,800,000
8,145,000		Virginia State Housing Development Authority, Roaring Forks Certificates (Series 2000-21) Weekly VRDNs (Bank of New York LIQ)	8,145,000
3,790,000		Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	3,790,000
4,000,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America, N.A. LOC)	4,000,000

		TOTAL	174,585,805

		Washington--0.6%
12,975,000	[1]	Washington State, PT-1187, 4.40% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/19/2001	12,975,000

		West Virginia--0.1%
3,000,000		Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG Industries, Inc.)	3,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Wisconsin--0.6%
$2,650,000		Combined Locks, WI, Revenue Refunding Bonds, Series 1997 Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia, Toronto LOC)	$2,650,000
480,000		Spooner, WI, (Series 1994) Weekly VRDNs (Nash Finch Co.)/(U.S. Bank, N.A., Minneapolis LOC)	480,000
2,250,000		Superior, WI, (Series 1998) Weekly VRDNs (Partridge River Superior, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,250,000
1,990,000		Wisconsin HEFA, (Series 1997) Weekly VRDNs (16th Street Community Health Center, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,990,000
5,935,000		Wisconsin HEFA, (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin, N.A. LOC)	5,935,000

		TOTAL	13,305,000

		Wyoming--0.3%
3,290,000		Converse County, WY, PCR Refunding Bonds (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York LIQ)	3,290,000
1,830,000		Sweetwater County, WY IDA Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank of NC, N.A. LOC)	1,830,000
2,100,000		Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York LIQ)	2,100,000

		TOTAL	7,220,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$2,288,127,174

Securities that are subject to the alternative minimum tax represent 18.6% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At March 31, 2001, these securities amounted to $199,165,000 which represents 8.6% of net assets.

2 Also represents cost for federal tax purposes.

The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At March 31, 2001, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (Unaudited)

First Tier	Second Tier
96.72%	3.28%

Note: The categories of investments are shown as a percentage of net assets ($2,311,322,673) at March 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMM	--Money Market Municipal
PCR	--Pollution Control Revenue
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VHA	--Veterans Housing Administration
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2001

Assets:
Total investments in securities, at amortized cost and value		$2,288,127,174
Income receivable		16,981,525
Receivable for shares sold		9,682,846

TOTAL ASSETS		2,314,791,545

Liabilities:
Income distribution payable	$2,829,172
Accrued expenses	639,700

TOTAL LIABILITIES		3,468,872

Net assets for 2,311,379,006 shares outstanding		$2,311,322,673

Net Assets Consist of:
Paid in capital		$2,311,330,039
Accumulated net realized loss on investments		(7,366)

TOTAL NET ASSETS		$2,311,322,673

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$1,909,380,265 ÷ 1,909,328,795 shares outstanding		$1.00

Institutional Service Shares:
$401,942,408 ÷ 402,050,211 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2001

Investment Income:
Interest			$88,073,002

Expenses:
Investment adviser fee		$10,480,715
Administrative personnel and services fee		1,578,396
Custodian fees		116,976
Transfer and dividend disbursing agent fees and expenses		1,025,805
Directors'/Trustees' fees		14,811
Auditing fees		15,568
Legal fees		43,091
Portfolio accounting fees		146,951
Shareholder services fee--Investment Shares		4,458,483
Shareholder services fee--Institutional Service Shares		781,875
Share registration costs		136,093
Printing and postage		365,871
Insurance premiums		120,543
Miscellaneous		13,291

TOTAL EXPENSES		19,298,469

Waivers and Expense Reductions:
Waiver of investment adviser fee	$(1,690,867)
Waiver of shareholder services fee--Investment Shares	(1,783,393)
Waiver of shareholder services fee--Institutional Service Shares	(781,875)

TOTAL WAIVERS AND EXPENSE REDUCTIONS		(4,256,135)

Net expenses			15,042,334

Net investment income			73,030,668

Net realized loss on investments			(2,361)

Change in net assets resulting from operations			$73,028,307

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$73,030,668	$56,862,800
Net realized gain (loss) on investments	(2,361)	13,579

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	73,028,307	56,876,379

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(61,770,496)	(49,250,722)
Institutional Service Shares	(11,260,172)	(7,617,320)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(73,030,668)	(56,868,042)

Share Transactions:
Proceeds from sale of shares	6,056,059,527	5,854,049,365
Net asset value of shares issued to shareholders in payment of distributions declared	61,549,183	48,181,251
Cost of shares redeemed	(5,918,973,623)	(5,834,738,242)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	198,635,087	67,492,374

Change in net assets	198,632,726	67,500,711

Net Assets:
Beginning of period	2,112,689,947	2,045,189,236

End of period	$2,311,322,673	$2,112,689,947

See Notes which are an integral part of the Financial Statements

Financial Highlights--Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.52%	2.89%	2.83%	3.10%	2.92%

Ratios to Average Net Assets:

Expenses	0.74%	0.74%	0.74%	0.73%	0.71%

Net investment income	3.46%	2.86%	2.78%	3.04%	2.88%

Expense waiver/reimbursement[3]	0.18%	0.17%	0.16%	0.16%	0.18%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,909,380	$1,800,938	$1,771,606	$1,646,267	$1,506,918

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.67%	3.04%	2.98%	3.25%	3.08%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.59%	0.58%	0.56%

Net investment income	3.60%	3.03%	2.93%	3.19%	3.02%

Expense waiver/reimbursement[3]	0.33%	0.32%	0.31%	0.31%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$401,942	$311,752	$273,583	$284,124	$247,946

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2001

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principle.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for the annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At March 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $9,498 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, $5,562 capital loss carryforward will expire in March 2008 and $3,936 will expire in March 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At March 31, 2001, capital paid-in aggregated $2,311,330,039. Transactions in shares were as follows:

Year Ended March 31	2001	2000
Investment Shares:
Shares sold	5,294,874,292	5,064,255,828
Shares issued to shareholders in payment of distributions declared	60,795,030	47,780,234
Shares redeemed	(5,247,225,589)	(5,082,662,401)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	108,443,733	29,373,661

Year Ended March 31	2001	2000
Institutional Service Shares:
Shares sold	761,185,235	789,842,888
Shares issued to shareholders in payment of distributions declared	754,153	401,017
Shares redeemed	(671,748,034)	(752,075,841)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	90,191,354	38,168,064

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	198,635,087	67,541,725

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended March 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,001,182,608 and $3,806,907,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF TAX-FREE INSTRUMENTS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Free Instruments Trust (the "Fund"), as of March 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended March 31, 1999 were audited by other auditors whose report, dated May 18, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001 by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax-Free Instruments Trust at March 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
May 14, 2001

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N187
Cusip 60934N195

8042604 (5/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.